EQUITY AND SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Information in Respect of Options and Restricted Shares Granted
	Through December 31, 2019
	Number of options	Number of RSAs
Granted	35,072,795	5,509,554
Shares issued upon exercises and vesting	(6,528,031)	(2,695,053)
Cancelled upon net exercises, expiration
and forfeitures	(19,524,075)	(1,584,037)
Outstanding	9,020,689	1,230,464
Of which:
Exercisable	5,623,921
Vest in 2020	1,632,797	678,379
Vest in 2021	1,145,182	371,076
Vest in 2022	618,789	181,009

Schedule of Options and RSAs Status Summary
(3)	Options and RSAs status summary as of December 31, 2017, 2018 and 2019 and the changes therein during the years ended on those dates:

	Year ended December 31
	2017		2018		2019
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS		NIS
Outstanding at the beginning of the year	11,285,901	29.14	8,708,483	29.67	9,697,266	28.19
Granted during the year	1,201,358	19.45	2,536,362	18.59	1,232,226	16.21
Exercised during the year	(1,906,991)	17.38	(778,616)	17.11	(70,824)	16.62
Forfeited during the year	(988,566)	22.91	(307,055)	18.79	(235,150)	18.74
Expired during the year	(883,219)	43.10	(461,908)	28.17	(1,602,829)	46.64
Outstanding at the end of the year	8,708,483	29.67	9,697,266	28.19	9,020,689	23.62
Exercisable at the end of the year	5,190,586	36.66	6,266,965	33.39	5,623,921	27.11
Shares issued during the year due exercises	319,259		94,276		3,166

RSAs:
Outstanding at the beginning of the year	1,955,414		1,344,297		1,209,521
Granted during the year	507,146		813,310		397,476
Vested during the year	(753,106)		(791,796)		(284,427)
Forfeited during the year	(365,157)		(156,290)		(92,106)
Outstanding at the end of the year	1,344,297		1,209,521		1,230,464

	Options granted in 2017	Options granted in 2018	Options granted in 2019
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	5.43	4.36	3.34
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	37.6%	34.14%	33.52%
Risk-free interest rate	0.53%	0.79%	0.57%
Expected life (years)	3	3.16	3
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

Schedule of Information About Outstanding Options by Expiry Dates
Share options outstanding as of December 31, 2019 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2020	2,218,316	37.35
2021	1,828,653	20.27
2022	607,657	23.50
2023	728,040	19.40
2024	2,405,797	18.60
2025	1,232,226	16.21
	9,020,689	23.62